Property and equipment - Summary of Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
As of 1 January	$ 457,802
Charge for the year	188,003	$ 256,666	$ 356,288
As of 31 December	281,312	457,802
Cost
Disclosure of detailed information about property, plant and equipment [line items]
As of 1 January	1,229,681	1,816,893
Additions	10,492
Disposals	(80,638)
Foreign currency adjustments	11,000	(587,212)
As of 31 December	1,170,535	1,229,681	1,816,893
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
As of 1 January	(771,879)	(1,065,200)
Disposals	80,638
Charge for the year	188,003	256,666
Foreign currency adjustments	9,979	549,987
As of 31 December	(889,223)	(771,879)	(1,065,200)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
As of 1 January	420,601
As of 31 December	276,578	420,601
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
As of 1 January	776,261	837,844
Additions	6,978
Disposals	(24,488)
Foreign currency adjustments	4,726	(61,583)
As of 31 December	763,477	776,261	837,844
Leasehold improvements | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
As of 1 January	(355,660)	(246,518)
Disposals	24,488
Charge for the year	151,965	154,504
Foreign currency adjustments	3,762	45,362
As of 31 December	(486,899)	(355,660)	(246,518)
Furniture, fittings and equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of 1 January	37,201
As of 31 December	4,734	37,201
Furniture, fittings and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
As of 1 January	453,420	979,049
Additions	3,514
Disposals	(56,150)
Foreign currency adjustments	6,274	(525,629)
As of 31 December	407,058	453,420	979,049
Furniture, fittings and equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [line items]
As of 1 January	(416,219)	(818,682)
Disposals	56,150
Charge for the year	36,038	102,162
Foreign currency adjustments	6,217	504,625
As of 31 December	$ (402,324)	$ (416,219)	$ (818,682)